Issued capital and reserves - Share capital (Details) - EUR (€) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Issued capital and reserves
Beginning balance (shares)	10,000,000
Issue of shares-ordinary shares	300,000
Ending balance (shares)	10,300,000	10,000,000
Ordinary shares issued	256,410
Par value per share	€ 0.01	€ 0.01
Dividends paid	€ 10	€ 270
Dividends paid by subsidiary to non-controlling interest	7
Dividends paid to parent company	€ 3	€ 270